Document and Entity Information	12 Months Ended
Dec. 31, 2015
Document Information [Line Items]
Document Type	S-4
Amendment Flag	false
Document Period End Date	Dec. 31, 2015
Trading Symbol	ck0000885975
Entity Registrant Name	CINEMARK USA INC /TX
Entity Central Index Key	0000885975
Entity Filer Category	Non-accelerated Filer